Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net loss attributable to ordinary shareholders of SGOCO Group Ltd.
- continuing operations	$ (19,398)	$ (8,174)	$ (8,803)
- discontinued operations	(4)	(4,198)	(2,411)
Net loss	$ (19,402)	$ (12,372)	$ (11,214)
Weighted average shares used in calculating loss per share - basic and diluted (In shares)	79,197,068	35,080,704	11,341,629
Loss from continuing operations per share - basic and diluted (In dollars per share)	$ (0.24)	$ (0.23)	$ (0.78)
Loss from discontinued operations per share - basic and diluted (In dollars per share)	0.00	(0.12)	(0.21)
Net loss per share - basic and diluted (In dollars per share)	$ (0.24)	$ (0.35)	$ (0.99)